UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group Limited Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Limited-Term Diversified Income Fund

March 31, 2008

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Security – 0.11%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	285,185	$258,339
Total Agency Asset-Backed Security (cost $282,879)			258,339

Agency Collateralized Mortgage Obligations – 8.51%
•E.F. Hutton Trust III Series 1 A 3.35% 10/25/17		104,627	104,634
Fannie Mae
Series 1993-71 PL 6.50% 5/25/08		16,695	16,673
•Series 2006-M2 A2F 5.259% 5/25/20		1,315,000	1,325,556
Fannie Mae Grantor Trust
Series 2001-T10 A1 7.00% 12/25/41		423,467	453,397
Series 2002-T1 A2 7.00% 11/25/31		245,529	245,835
Fannie Mae Whole Loan
•Series 2002-W1 2A 7.50% 2/25/42		232,724	249,804
Series 2004-W9 2A1 6.50% 2/25/44		297,176	319,552
Freddie Mac Series 3416 GK 4.00% 7/15/22		984,926	984,926
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09		1,271,618	1,274,692
wFreddie Mac Structured Pass-Through Securities
Series T-42 A5 7.50% 2/25/42		88,318	89,567
Series T-58 2A 6.50% 9/25/43		1,572,401	1,690,846
•Series T-60 1A4C 5.395% 3/25/44		2,710,039	2,782,324
GNMA
Series 2002-28 B 5.779% 7/16/24		2,210,414	2,257,228
Series 2002-61 BA 4.648% 3/16/26		162,642	163,769
Series 2003-72 C 4.86% 2/16/30		2,500,000	2,569,490
•Series 2003-78 B 5.11% 10/16/27		5,000,000	5,144,278
Total Agency Collateralized Mortgage Obligations (cost $19,327,650)			19,672,571

Agency Mortgage-Backed Securities – 26.24%
Fannie Mae
4.50% 3/1/14		1,394,662	1,417,402
5.50% 5/15/09 to 1/1/13		772,482	779,430
6.00% 9/1/12		1,055,865	1,085,084
6.215% 6/1/08		1,180,513	1,177,540
6.50% 8/1/17		321,444	334,693
7.00% 11/15/16		529,904	554,689
7.41% 4/1/10		4,686,492	4,958,279
9.00% 11/1/15		153,515	163,472
10.00% 10/1/30		173,199	197,704
16.00% 11/15/12		155,216	193,065
•Fannie Mae ARM
4.793% 11/1/35		2,633,375	2,666,780
5.014% 6/1/34		488,493	490,372
5.026% 11/1/33		2,113,286	2,141,154
5.052% 8/1/35		733,573	729,768
5.085% 5/1/36		1,826,278	1,850,165
5.124% 11/1/35		342,424	348,445
5.757% 8/1/34		480,813	487,449
5.861% 4/1/36		3,971,261	4,046,259
6.108% 6/1/36		1,445,085	1,470,114
6.172% 7/1/36		1,522,981	1,561,767
6.293% 7/1/36		1,255,887	1,289,082
6.318% 8/1/36		752,630	768,745
6.335% 4/1/36		513,131	530,128
6.443% 12/1/33		394,749	401,336
Fannie Mae Balloon 7 yr
4.00% 8/1/10		1,386,973	1,404,178
5.00% 8/1/11		1,922,030	1,970,815

Fannie Mae FHAVA 30 yr
7.25% 4/1/09	633	643
7.50% 3/1/25	1,026	1,095
8.50% 8/1/09	1,676	1,717
11.00% 8/1/10 to 12/1/15	165,495	182,011
Fannie Mae GPM 11.00% 11/1/10	7,590	8,317
Fannie Mae S.F. 15 yr
7.50% 4/1/11	7,475	7,734
8.00% 10/1/14 to 10/1/16	690,337	723,072
Fannie Mae S.F. 20 yr 6.50% 2/1/22	405,988	423,880
Fannie Mae S.F. 30 yr
6.50% 6/1/36 to 12/1/37	5,577,175	5,781,139
7.00% 8/1/32 to 12/1/37	479,496	508,482
7.50% 12/1/10 to 11/1/31	150,324	159,574
8.00% 9/1/11 to 5/1/24	495,729	535,718
8.50% 11/1/08 to 8/1/17	131,945	142,951
9.00% 8/1/22	406,481	446,990
9.25% 3/1/09 to 8/1/16	48,308	53,174
10.00% 2/1/25	641,903	713,310
11.00% 9/1/15 to 8/1/20	138,412	166,101
12.50% 2/1/11	616	635
Freddie Mac
6.00% 1/1/17	463,233	474,814
6.50% 6/17/14 to 3/1/16	1,633,275	1,671,643
•Freddie Mac ARM
5.675% 7/1/36	338,657	345,926
5.634% 4/1/33	234,741	239,456
6.937% 4/1/34	133,811	134,147
Freddie Mac Balloon 5 yr 4.00% 8/1/08	1,008,934	1,008,997
Freddie Mac Balloon 7 yr
4.00% 4/1/10 to 5/1/10	1,294,159	1,300,545
4.50% 3/1/10 to 12/1/10	2,601,521	2,625,103
5.00% 6/1/11 to 11/1/11	531,192	542,675
6.00% 4/1/09	39,657	40,209
Freddie Mac FHAVA 30 yr
8.50% 1/1/09	332	335
9.50% 2/1/10	28,529	29,924
11.00% 2/1/14	4,831	5,403
Freddie Mac Relocation 30 yr 6.50% 10/1/30	2,136	2,236
Freddie Mac S.F. 15 yr
6.00% 10/1/10	10,166	10,414
7.50% 4/1/11	38,059	39,362
8.00% 7/1/16	150,725	160,088
Freddie Mac S.F. 30 yr
7.00% 11/1/33	789,267	836,720
8.00% 5/1/09 to 5/1/31	335,959	364,383
8.50% 12/1/08 to 12/1/09	5,990	6,158
9.00% 6/1/09 to 9/1/30	209,224	232,729
9.25% 2/1/13	808	827
9.50% 6/1/16	485	494
9.75% 12/1/08	1,543	1,574
11.00% 5/1/20	4,692	5,637
11.50% 6/1/15 to 3/1/16	232,102	270,408
GNMA I GPM
11.00% 7/15/10	12,434	13,559
11.50% 4/15/10	8,634	9,460
12.25% 1/15/14	10,599	12,529
GNMA I Mobile Home 6.50% 9/15/10	9,674	9,977
GNMA I S.F. 15 yr
6.00% 2/15/09 to 6/15/09	37,043	37,406
7.50% 7/15/10 to 9/15/10	49,020	49,197
GNMA I S.F. 30 yr
7.00% 5/15/28 to 12/15/34	5,717,831	6,121,260
7.50% 12/15/23 to 12/15/31	410,199	441,967
8.00% 6/15/30	17,963	19,714
9.00% 10/15/09 to 2/15/17	80,768	86,035
9.50% 6/15/16 to 8/15/17	21,617	23,942
11.00% 12/15/09 to 5/15/20	154,728	182,011
GNMA II GPM 9.75% 12/20/16 to 9/20/17	19,666	23,159

GNMA II S.F. 15 yr 7.50% 3/20/09	2,756	2,815
GNMA II S.F. 30 yr
9.50% 11/20/20	2,532	2,822
10.50% 6/20/20	2,337	2,827
11.00% 9/20/15 to 10/20/15	85,551	100,862
11.50% 12/20/17 to 10/20/18	61,774	75,339
12.00% 4/20/14 to 5/20/16	148,553	177,518
12.50% 10/20/13 to 11/20/13	34,494	40,590
Total Agency Mortgage-Backed Securities (cost $60,538,253)		60,657,654

Agency Obligations – 9.69%
Fannie Mae
*2.50% 4/9/10	2,310,000	2,320,314
6.25% 2/1/11	715,000	769,655
*6.625% 9/15/09	1,645,000	1,747,814
Federal Home Loan Bank System
*3.75% 1/8/10	2,250,000	2,309,092
3.84% 11/25/09	1,349,885	1,353,260
*4.25% 11/20/09	1,030,000	1,063,372
*4.375% 9/17/10	1,250,000	1,308,300
4.50% 10/9/09	420,000	434,278
Freddie Mac
*4.125% 11/30/09 to 10/18/10	8,155,000	8,459,709
*4.75% 1/18/11	1,260,000	1,331,485
5.00% 12/14/18	315,000	308,777
*5.75% 1/15/12	890,000	980,234
Total Agency Obligations (cost $21,666,299)		22,386,290

Commercial Mortgage-Backed Securities – 1.47%
•Bank of America Commercial Mortgage Series 2006-3 A4 5.889% 7/10/44	835,000	846,591
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	180,000	174,489
•#Crown Castle Towers Series 2005-1A AFL 144A 3.20% 6/15/35	630,000	595,778
•#Goldman Sachs Mortgage Securities II Series 2006-RR3 A1S 144A 5.760% 7/18/56	720,000	472,082
JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9 A2 5.134% 5/15/47	320,000	301,096
•#Series 2006-RR1A A1 144A 5.611% 10/18/52	240,000	174,751
Merrill Lynch Mortgage Trust Series 2005-CIP1 A2 4.96% 7/12/38	270,000	267,519
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	255,000	250,775
Series 2006-1 C 5.707% 2/15/36	340,000	323,683
Total Commercial Mortgage-Backed Securities (cost $3,806,253)		3,406,764

Corporate Bonds – 11.33%
Banking – 1.29%
JPMorgan Chase 5.75% 1/2/13	20,000	20,915
Wells Fargo
4.375% 1/31/13	895,000	891,375
5.25% 10/23/12	2,000,000	2,076,240
		2,988,530
Basic Industry – 0.08%
duPont (E.I.) deNemours 5.00% 1/15/13	186,000	193,878
		193,878
Brokerage – 0.45%
Lehman Brothers Holdings 5.625% 1/24/13	555,000	540,222
Merrill Lynch 5.45% 2/5/13	510,000	502,294
		1,042,516
Capital Goods – 0.85%
Philips Electronics 4.625% 3/11/13	1,570,000	1,579,737
Textron 6.50% 6/1/12	345,000	378,707
		1,958,444
Communications – 1.46%
AT&T Wireless 8.125% 5/1/12	2,000,000	2,240,144
France Telecom 7.75% 3/1/11	1,049,000	1,138,217
		3,378,361
Consumer Cyclical – 0.86%
DR Horton 8.00% 2/1/09	1,000,000	987,500
KB HOME 8.625% 12/15/08	1,000,000	1,007,500
		1,995,000
Consumer Non-Cyclical – 1.83%
American Home Products 6.95% 3/15/11	2,000,000	2,163,298
Kellogg 5.125% 12/3/12	2,000,000	2,070,260
		4,233,558

Electric – 0.87%
Pacific Gas & Electric 4.20% 3/1/11	2,000,000	2,009,572
		2,009,572
Energy – 1.40%
Canadian Natural Resources 6.70% 7/15/11	1,040,000	1,099,171
Weatherford International 6.625% 11/15/11	2,000,000	2,126,559
		3,225,730
Financial Company – 0.85%
International Lease Finance 5.35% 3/1/12	2,000,000	1,971,144
		1,971,144
Insurance – 0.88%
WellPoint 5.00% 1/15/11	2,000,000	2,019,924
		2,019,924
Real Estate – 0.51%
iStar Financial
•3.14% 9/15/09	985,000	789,974
5.80% 3/15/11	500,000	390,248
		1,180,222
Total Corporate Bonds (cost $26,162,246)		26,196,879

Foreign Agency – 0.36%Δ
Germany – 0.36%
KFW 3.25% 2/15/11	825,000	840,828
Total Foreign Agency (cost $824,414)		840,828

Municipal Bonds – 3.68%
California State Public Works Board Regents (University of California) Series A 4.00% 3/1/11	925,000	957,181
Massachusetts State Special Obligation Revenue CPI Linked Loan Series A 3.77% 6/1/22 (FSA)	950,000	928,711
§Metropolitan Transportation Authority, New York (Commuter Facilities Revenue) Series A 5.25% 7/1/28-11	2,300,000	2,492,050
New Jersey State Educational Facilities Authority Revenue (Princeton University) Series E 5.00% 7/1/20	2,235,000	2,367,781
New York Tobacco Settlement Finance Authority Asset-Backed Series B 5.00% 6/1/10	1,705,000	1,767,369
Total Municipal Bonds (cost $8,633,098)		8,513,092

Non-Agency Asset-Backed Securities – 5.85%
•Bank of America Credit Card Trust Series 2006-A10 A10 2.80% 2/15/12	6,715,000	6,624,449
#Cabela's Master Credit Card Trust 2008-1A A1 144A 4.31% 12/16/13	470,000	471,523
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	630,000	641,974
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	170,000	173,239
Centex Home Equity Series 2005-D AF4 5.27% 10/25/35	515,000	482,991
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 1A4 3.303% 11/25/29	227,912	226,405
Countrywide Asset-Backed Certificates
Series 2006-S5 A3 5.762% 6/25/35	990,000	667,854
•Series 2006-S7 A3 5.712% 11/25/35	735,000	513,926
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	500,000	449,121
Hyundai Auto Receivables Trust Series 2007-A A3A 5.04% 1/17/12	170,000	172,159
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	466,634	408,671
Renaissance Home Equity Loan Trust
Series 2005-3 AF2 4.723% 11/25/35	8,336	8,309
Series 2007-2 AF2 5.675% 6/25/37	175,000	169,430
•Residential Funding Mortgage Securities II Series 2006-HSA2 AI2 5.496% 3/25/36	1,600,000	1,343,865
#Sierra Receivables Funding Series 2003-2A A1 144A 3.03% 12/15/15	112,643	108,756
•#Sovereign Dealer Floor Plan Master Series 2006-1 A 144A 2.766% 8/15/11	750,000	750,000
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 1/15/11	300,000	298,547
Total Non-Agency Asset-Backed Securities (cost $14,532,662)		13,511,219

Non-Agency Collateralized Mortgage Obligations – 1.62%
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	581,040	472,227
Countrywide Alternative Loan Trust
•Series 2004-J7 1A2 4.673% 8/25/34	57,589	56,564
Series 2006-2CB A3 5.50% 3/25/36	519,698	497,500
w•Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-HYB4 1A2 5.623% 6/20/36	430,484	356,318
#GSMPS Mortgage Loan Trust 144A
•Series 1998-2 A 7.75% 5/19/27	258,496	262,771
•Series 1999-3 A 8.00% 8/19/29	630,613	699,334
Series 2005-RP1 1A4 8.50% 1/25/35	704,349	804,824
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	530,694	589,472
Total Non-Agency Collateralized Mortgage Obligations (cost $3,893,341)		3,739,010

Sovereign Agency – 0.12%Δ
Canada – 0.12%
Export Development Canada 2.625% 3/15/11	280,000	282,891

Total Sovereign Agency (cost $278,838)			282,891

Sovereign Debt – 9.29%Δ
Brazil – 0.38%
Republic of Brazil 11.00% 8/17/40		650,000	871,163
			871,163
Germany – 4.97%
Bundesobligation 4.25% 10/12/12	EUR	7,092,400	11,493,227
			11,493,227
Indonesia – 0.15%
Republic of Indonesia 11.00% 12/15/12	IDR	3,175,000,000	352,537
			352,537
Japan – 0.99%
Japan Government 5 yr Bond 1.10% 12/20/12	JPY	223,750,000	2,283,178
			2,283,178
United Kingdom – 2.80%
U.K. Treasury 5.00% 3/7/12	GBP	3,129,200	6,462,972
			6,462,972
Total Sovereign Debt (cost $20,266,703)			21,463,077

Supranational Banks – 0.97%
European Investment Bank
*2.875% 3/15/13	USD	675,000	669,512
*3.25% 2/15/11		435,000	444,921
11.25% 2/14/13	BRL	1,000,000	572,363
International Bank for Reconstruction & Development 5.75% 6/25/10	RUB	13,020,000	546,343
Total Supranational Banks (cost $2,187,161)			2,233,139

U.S. Treasury Obligations – 17.30%
U.S. Treasury Inflation Indexed Notes
¥*3.875% 1/15/09	USD	11,028,476	11,430,850
4.25% 1/15/10		1,016,064	1,102,747
U.S. Treasury Notes
*2.00% 2/28/10		26,215,000	26,405,479
2.50% 3/31/13		110,000	110,198
*3.50% 2/15/18		930,000	935,667
Total U.S. Treasury Obligations (cost $39,641,963)			39,984,941

Repurchase Agreement** – 2.92%
BNP Paribas 1.55%, dated 3/31/08, to be
repurchased on 4/1/08, repurchase price $6,741,290
(collateralized by U.S. Government obligations,
ranging in par value $382,000-$5,369,000,
4.125%-6.50%, 8/15/08-2/15/10; with total
market value $6,883,558)		6,741,000	6,741,000
Total Repurchase Agreement (cost $6,741,000)			6,741,000

Total Value of Securities Before Securities Lending Collateral – 99.46%
(cost $228,782,760)			229,887,694
		Number of
		Shares
Securities Lending Collateral*** – 22.30%
Investment Companies
Mellon GSL DBT II Collateral Fund		51,538,791	51,538,791
Total Securities Lending Collateral (cost $51,538,791)			51,538,791

Total Value of Securities – 121.76%
(cost $280,321,551)			281,426,485©
Obligation to Return Securities Lending Collateral*** – (22.30%)			(51,538,791)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.54%			1,237,789
Net Assets Applicable to 27,397,801 Shares Outstanding – 100.00%			$231,125,483

°Principal amount shown is stated in the currency in which each security is denominated.

BRL – Brazilian Real
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah

JPY – Japanese Yen
RUB – Russian Ruble
USD – United States Dollar

ΔSecurities have been classified by country of origin.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2008, the aggregate amount of Rule 144A securities was $6,361,541, which represented 2.75% of the Fund’s net assets. See Note 6 in "Notes."
•Variable rate security. The rate shown is the rate as of March 31, 2008.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
wPass-Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¥Fully or partially pledged as collateral for financial futures contracts.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 5 in “Notes.”
©Includes $50,730,766 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CPI – Consumer Price Index
FHAVA – Federal Housing Administration & Veterans Administration
FHLMC – Federal Home Loan Mortgage Corporation
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association
GPM – Graduated Payment Mortgage
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
GPM – Graduated Payment Mortgage
S.F. – Single Family
TBA – To Be Announced
yr – Year

The following foreign currency exchange contracts, foreign cross currency exchange contracts, and futures contracts were outstanding at March 31, 2008:

Foreign Currency Exchange Contracts1

				Unrealized
Contracts to				Appreciation
Receive (Deliver)	In Exchange For		Settlement Date	(Depreciation)
GBP(3,313,098)	USD	6,583,457	5/30/08	$ 39,401
EUR 1,510,000	JPY	(233,838,600)	5/30/08	23,913
EUR(6,333,302)	USD	9,813,164	4/30/08	(172,410)
JPY 642,167,878	USD	(6,385,537)	4/30/08	65,947
				$ (43,149)

Futures Contract[2]

Contract	Notional	Notional		Unrealized
to Sell	Proceeds	Value	Expiration Date	Depreciation
(112) U.S. Treasury 10 yr notes	$ (12,933,386)	$ (13,322,750)	6/30/08	$(389,364)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Limited Term Government Funds – Delaware Limited Term Diversified Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit defaulted swap contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At March 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$280,322,493
Aggregate unrealized appreciation	3,776,960
Aggregate unrealized depreciation	(2,672,968)
Net unrealized appreciation	$ 1,103,992

For federal income tax purposes, at December 31, 2007, capital loss carryforwards of $17,916,704 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,888,621 expires in 2008, $6,133,212 expires in 2012, $2,091,290 expires in 2013 and $3,803,581 expires in 2014.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$13,579,461	$-
Level 2	258,909,800	(432,513)
Level 3	8,937,224	-
Total	$281,426,485	$-

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/2007	$17,051,254
Net realized gain/(loss)	(13,576)
Net change in unrealized
appreciation/depreciation	(179,612)
Net purchases, sales and settlements	862,902
Net transfers in and/or out of Level 3	(8,783,744)
Balance as of 3/31/08	$8,937,224

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/08	$(162,534)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2008, the market value of the securities on loan was $50,730,766, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by S & P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund also invests in taxable municipal bonds.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of March 31, 2008, no securities have been determined to be illiquid. Rule 144A securities have been identified on the on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: